Property, Plant and Equipment - Additional Information (Detail) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 30, 2017 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		S/ 28,538	S/ 61,804
Proceeds from sale of fixed assets	$ 20.5	31,900	127,200	S/ 70,500
Gain (loss) from fixed assets	$ 3.5	(7,100)	26,900	18,410
Operating lease period	5-year lease period
Leases expiration period	10 years
Fully depreciated property, plant and equipment		424,000	154,000	151,600
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other financial liabilities		321,100	368,100	617,900
GMP S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		17,300	11,000	19,000
Larcomar Hotel Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		S/ 15,800	S/ 15,600	S/ 14,400